Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)

(the “Trusts”)

Supplement dated April 5, 2013 to

the Prospectus dated March 1, 2013

The following supplements the Trusts’ Investor Shares and Advisor Shares Prospectus (the “Prospectus”) to reflect the resignation of Ed Fitzpatrick, a Portfolio Manager for Schroder Total Return Fixed Income Fund, effective April 5, 2013.

Effective April 5, 2013, the Prospectus is hereby revised to remove all references to Ed Fitzpatrick.

PRO-SUP-04-2013

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

File Registration Nos.: 33-65632, 2-34215, and 333-105659

SCHRODER SERIES TRUST

SCHRODER GLOBAL SERIES TRUST

SCHRODER CAPITAL FUNDS (DELAWARE)

(the “Trusts”)

Supplement dated April 5, 2013 to

the Statement of Additional Information dated March 1, 2013

The following supplements the Trusts’ Statement of Additional Information (the “SAI”) to reflect the resignation of Ed Fitzpatrick, a Portfolio Manager for Schroder Total Return Fixed Income Fund, effective April 5, 2013.

Effective April 5, 2013, the SAI is hereby revised to remove all references to Ed Fitzpatrick.

SAI-SUP-04-2013